General information	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information

North Atlantic Drilling Ltd. (“we”, “the Company”, or “our”) was a Norwegian Over The Counter (N-OTC) listed company at December 31, 2013. On January 29, 2014 the Company was listed on the New York Stock Exchange. Refer also to note 29 (subsequent event) for additional details. The Company was formed as a wholly owned subsidiary of Seadrill Limited (“Seadrill”, “the Parent”) on February 10, 2011, under the laws of Bermuda to acquire certain continuing businesses of Seadrill in the North Atlantic region. We were registered on the N-OTC list on February 24, 2011. As used herein, and unless otherwise required by the context, the term “North Atlantic” refers to North Atlantic Drilling Limited and the terms “Company”, “we”, “Group”, “our” and words of similar import refer to North Atlantic and its consolidated companies for the periods that are consolidated and the combined consolidated group for the periods that are combined and consolidated. The use herein of such terms as group, organization, we, us, our and its, or references to specific entities, is not intended to be a precise description of corporate relationships.

Through the acquisition of other companies from Seadrill and investment in newbuildings, the Company has developed into a leading offshore drilling contractor in the North Atlantic Area. As of December 31, 2013, we owned eight offshore drilling rigs, including two rigs under construction. Our fleet consists of one drillship, three jack-up rigs (of which one were under construction) and four semi-submersible rigs (of which one were under construction) for operations in harsh environments.

Key formation activities

On February 16, 2011, the Company issued 50 million shares to the general public in a private placement and raised $425 million.

On March 21, 2011, the Company entered into a contract with Jurong Shipyard Pte Ltd for the construction of the West Linus, a jack-up drilling rig, and recorded a liability to Seadrill for $90.0 million representing the amount paid by Seadrill on the Company’s behalf for the first installment for the construction of the drilling rig.

On March 31, 2011, the Company acquired 100% of the equity interests of certain wholly owned subsidiaries of Seadrill, which owned 100% of four operating drilling rigs - West Alpha, West Epsilon, West Venture and West Navigator - and the contracts for the construction of one jack-up drilling rig, West Elara, including the associated drilling contracts, offshore personnel and management. In addition, the drilling contract, offshore personnel and management related to the West Phoenix drilling rig was included in this transaction (set forth below is a breakdown of the consideration paid for the West Phoenix rig). The consideration of $2,354.8 million has been accounted for as a common control transaction. As such the consolidation of the purchased companies was based on Seadrill’s net asset carrying values of $1,047.7 million, including goodwill of $480.6 million. The excess of the consideration transferred, which was based on the fair value of drilling rigs, drilling contracts, offshore personnel and management, over the carrying amount of net assets received from Seadrill, of $1,307.1 million was treated as an equity transaction and was recorded as contributed deficit in shareholders’ equity. This transaction is referred to as the “North Atlantic Restructuring.”

Consideration paid to Seadrill on March 31, 2011:

(In millions of U.S. dollars)
Share issuance to Seadrill [1]	1,275.0
Bond – coupon rate of 7.75%	500.0
Shareholder loan – fixed interest rate of 6.0% per annum	210.0
Cash	369.8
Total	2,354.8

(1)Share issuance of 150,000,000 common shares, representing a 75.0% equity interest in the Company, at a subscription price of $8.50 per share, or $1,275 million.
A breakdown of the net assets transferred to the Company on March 31, 2011 is as follows:

March 31, 2011
ASSETS
(In millions of U.S. dollars)
Current assets
Cash and cash equivalents	0.2
Restricted cash	18.0
Deferred tax assets	9.8
Related party receivables	341.9
Other current assets	3.1
Total current assets	373.0

Non-current assets
Goodwill	480.6
Deferred tax assets	29.4
Fixed assets (drilling rigs and newbuildings)	1,432.1
Restricted cash	92.2
Other non-current assets	113.1
Total non-current assets	2,147.4

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
Current portion of long-term debt	146.6
Related party payables	16.0
Tax payable	147.0
Deferred taxes	10.6
Other current liabilities	38.5
Total current liabilities	358.7

Non-current liabilities
Long-term interest bearing debt	989.3
Deferred taxes	95.8
Pension liabilities	26.0
Other non-current liabilities	2.9
Total non-current liabilities	1,114.0

Net assets purchased entities	1,047.7
Purchase price	(2,354.8)
Contributed deficit	(1,307.1)

The completion of the North Atlantic Restructuring marked the commencement of the Company’s business operations as a standalone company. As such, the financial statements presented herein reflect our actual consolidated results for the period April 1, 2011 through December 31, 2013. As described further in the Basis of Presentation section below, our results of operations and cash flows related to periods prior to this transaction have been carved out of the consolidated financial statements of Seadrill.

On April 14, 2011, as part of the North Atlantic Restructuring, the Company acquired from Seadrill the West Phoenix, a semi-submersible drilling rig. This transaction was also deemed to be a common control transaction. As a result, the difference between the consideration transferred to Seadrill of $675 million (consisting of transferring $309.2 million of outstanding debt from Seadrill to the Company, which was subsequently settled, and a $365.8 million cash payment) and the carrying amount of the assets received from Seadrill of $744.5 million was treated as an equity transaction and was recorded as contributed deficit in shareholders’ equity. Furthermore, the Company’s financial statements have been presented including the results, cash flows and net assets of the West Phoenix during all periods under common control of Seadrill Limited.

Basis of presentation

Our Consolidated and Combined Consolidated Carve-out Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Investments in companies in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements. All inter-company balances and transactions are eliminated. The amounts are presented in United States dollars (“U.S. dollars”) rounded to the nearest one hundred thousand, unless otherwise stated.

Pre April, 2011 – Combined Consolidated Carve-out Financial Statements:

Prior to April 1, 2011, the results of operations, cash flows, and balance sheet have been carved out of the consolidated financial statements of Seadrill and are, therefore, presented on a combined consolidated carve-out basis. The combined consolidated entities’ (the “NADL Businesses”) historical financial statements includes the assets, liabilities, revenues, expenses and cash flows directly attributable to the rig-owning and operating subsidiaries transferred to North Atlantic, which are listed in Note 5.

The Combined Consolidated Carve-out financial statements include allocations of expenses from the Parent and reflect assumptions and allocations of expenses incurred by the Parent. Management believes the assumptions and allocations have been determined on a basis that the Parent and the Company consider to be a reasonable reflection of the utilization of services provided or the benefit received by the NADL Businesses during the periods presented. The actual basis of allocation for each item is as follows:

•	Debt specific to each drilling rig has been assigned to the NADL Businesses based on actual debt agreements, as these are readily separable and identifiable within the books of Seadrill.

•
There are loan facilities relating to the West Phoenix which were secured on one drilling rig which forms part of the NADL Businesses’ fleet. However, the facility previously included the debt relating to one other drilling rig, the West Eminence, which was not transferred to North Atlantic. Accordingly, prior to the repayment of the West Phoenix rig’s share of the loan facility in April 2011 by North Atlantic, its share of interest expense, deferred finance fees and related balances were carved-out based on the relative settlement values at the date of settlement of the loan pertaining to the West Phoenix.

•
The NADL Businesses have also benefited from Seadrill’s general corporate debt. As the use of this debt was for general corporate purposes within the Seadrill group, a portion of the interest cost of this debt has been included in the Combined Consolidated Carve-out Financial Statements, based upon the relative fair value of the NADL Businesses’ drilling rigs at December 31, 2011 in proportion to the fair value of Seadrill’s drilling rigs (including the NADL Businesses’ drilling rigs).

•
Rig operating expenses, which include rig management fees for the provision of technical and commercial management of rigs, that cannot be attributed to specific drilling rigs have been allocated to the NADL Businesses based on intercompany charges from Seadrill.

•
Administrative expenses (including stock-based compensation, which are described further below) of Seadrill that cannot be attributed to specific drilling rigs, and for which the NADL Businesses are deemed to have received the benefit of, have been allocated to the NADL Businesses based on intercompany charges from Seadrill.

•
Rig operating and administrative expenses include an allocation of Seadrill’s defined benefit and defined contribution pension scheme costs. Seadrill operates two defined benefit pension plans. The defined pension plans are operated by both Seadrill Offshore AS and Seadrill Management AS. For the scheme operated by Seadrill Offshore AS, the assets and liabilities of the scheme, in addition to the period cost, has been included in the Combined Consolidated Carve-out Financial Statements as the pension assets and liabilities are specifically identifiable to employees that were transferred to North Atlantic. For the defined benefit scheme operated by Seadrill Management AS, the NADL Businesses have treated these schemes as multiemployer schemes operated by Seadrill and have included only period costs allocated from Seadrill during the periods presented, on the basis of actual costs invoiced.

•
Administrative expenses include a portion of Seadrill’s stock-based compensation costs in respect of options awarded to certain employees and directors of Seadrill, whose employment or service cannot be specifically attributed to any specific vessel. Therefore, it is considered that the NADL Businesses, as a part of Seadrill, received benefit from their services, and so should recognize a share of the respective cost. Accordingly, stock-based compensation costs have been included based on intercompany invoices received during the period reflecting the time spent by these employees on Company related matters.

•
Other financial items include an allocation of Seadrill’s mark-to-market adjustments for interest rate swaps which have been allocated on the basis of the NADL Businesses’ proportion of Seadrill’s floating rate debt.

Seadrill uses a centralized cash management system. Whether cash settled or not, for the periods presented, all allocated costs and expenses have been deemed to have been paid by the NADL Businesses to Seadrill in the year in which the costs were incurred.

The financial position, results of operations and cash flows of the NADL Businesses may differ from those that would have been achieved had the NADL Businesses operated autonomously as a publicly traded entity for all periods presented, because the NADL Businesses may have had additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a listed public entity.

All assets, liabilities and operations in the NADL Businesses structure that were not contributed by Seadrill to the Company in connection with the North Atlantic Restructuring are presented as discontinued operations in the Combined Consolidated Carve-out Financial Statements further disclosed in footnote 3.

Post March 31, 2011 – Consolidated Financial Statements:

Beginning April 1, 2011, the financial statements of the Company as a separate legal entity are presented on a consolidated basis.

The Consolidated Financial Statements include the assets and liabilities of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Basis of consolidation and combination

The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and variable interest entities ("VIE") in which the Company is deemed to be the primary beneficiary.

A variable interest entity is defined in ASC Topic 810 "Consolidation" ("ASC810") as a legal entity either (a) the total equity at risk is not sufficient to permit the entity that most significantly impact on its activities without additional subordinated support; (b) equity interests holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual return of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with disproportionately small voting interests.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity`s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.
We evaluate a variable interest entity, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company`s interest in the entity.